CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	$ 52,235	$ 56,984
Interest bearing deposits	86,152	62,898
Cash and Cash Equivalents	138,387	119,882
Securities available for sale	495,909	559,182
Securities held to maturity (fair value of $282,830 at December 31, 2025 and $301,860 at December 31, 2024)	309,523	339,436
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	18,102	16,099
Loans held for sale, carried at fair value	9,031	7,643
Loans
Financing receivable, before allowance for credit loss	4,276,285	4,038,825
Allowance for credit losses	(63,445)	(59,379)
Net Loans	4,212,840	3,979,446
Other real estate and repossessed assets, net	896	938
Property and equipment, net	38,972	37,492
Bank-owned life insurance	53,750	53,855
Capitalized mortgage loan servicing rights, carried at fair value	31,493	46,796
Other intangibles, net	1,001	1,488
Goodwill	28,300	28,300
Accrued income and other assets	167,516	147,547
Total Assets	5,505,720	5,338,104
Deposits
Non-interest bearing	991,984	1,013,647
Savings and interest-bearing checking	2,113,260	1,995,314
Reciprocal	974,921	907,031
Time	662,858	628,285
Brokered time	18,659	109,811
Total Deposits	4,761,682	4,654,088
Other borrowings	77,003	45,009
Subordinated debt	0	39,586
Subordinated debentures	39,864	39,796
Accrued expenses and other liabilities	124,220	104,939
Total Liabilities	5,002,769	4,883,418
Commitments and contingent liabilities
Shareholders’ Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 20,548,893 shares at December 31, 2025 and 20,895,714 shares at December 31, 2024	307,845	318,777
Retained earnings	252,794	205,853
Accumulated other comprehensive loss	(57,688)	(69,944)
Total Shareholders’ Equity	502,951	454,686
Total Liabilities and Shareholders’ Equity	5,505,720	5,338,104
Commercial
Loans
Financing receivable, before allowance for credit loss	2,213,557	1,937,364
Allowance for credit losses	(29,012)	(22,872)
Mortgage
Loans
Financing receivable, before allowance for credit loss	1,524,821	1,516,726
Allowance for credit losses	(20,914)	(22,317)
Installment
Loans
Financing receivable, before allowance for credit loss	537,907	584,735
Allowance for credit losses	$ (2,639)	$ (3,040)